1 (212) 318-6737

kentaromurase@paulhastings.com

August 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli ESG Fund, Inc (the “Fund”)

 File Nos. 333-141093/811-22026

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 17 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2017 (Accession #0001193125-17-240577).

If you have any questions, concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kentaro Murase
Kentaro Murase
Paul Hastings LLP

cc:    B. Alpert

A. Mullady

A. Mango

A. Ward

A. Lonergan